NET INCOME(LOSS) PER SHARE - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 01, 2022	Nov. 30, 2022	Apr. 06, 2022	Dec. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
NET INCOME (LOSS) PER SHARE
Common stock, shares authorized					22,500,000	22,500,000
Shares issued to purchase computer servers			179,986,169	23,876,308
Common stock, par value per share		$ 0.04			$ 0.04	$ 0.04
Share Consolidation
NET INCOME (LOSS) PER SHARE
Number of shares consolidated in to each share		40
Authorized stock, par value per share		$ 0.001
Number of shares for each consolidation		1
Authorized share capital		$ 1,000,000
Common stock, shares authorized		22,500,000
Common stock, par value per share		$ 0.04
Preferred shares, par value per share		$ 0.04
Preferred shares, authorized		2,500,000
Number of shares per ADS	1	10